Per share amounts	12 Months Ended
Dec. 31, 2018
Disclosure Of Per Share Amounts [Abstract]
Disclosure of earnings per share [text block]
16. Per share amounts

Basic and diluted net earnings per share have been determined based on the following:

	Year Ended
($M except per share amounts)	Dec 31, 2018	Dec 31, 2017
Net earnings	271,650	62,258

Basic weighted average shares outstanding ('000s)	140,619	120,582
Dilutive impact of equity based compensation ('000s)	1,716	1,826
Diluted weighted average shares outstanding ('000s)	142,335	122,408

Basic earnings per share	1.93	0.52
Diluted earnings per share	1.91	0.51